WARRANTS (Schedule of Warrant Activities) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Underlying shares outstanding, beginning balance	80,000,000	160,000,000	360,000,000
Exercised		(40,000,000)	(200,000,000)
Forfeited		(40,000,000)
Expired	(40,000,000)
Underlying shares outstanding, ending balance	40,000,000	80,000,000	160,000,000